Leases (Details) - Schedule of Future Minimum Lease Payments $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 276
2025	209
2026	152
2027	92
2028	79
2029 - 2034	412
Total	$ 1,220